Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Shareholders' Equity
30.	SHAREHOLDERS’ EQUITY
The Company’s subscribed capital as of December 31, 2021, is 3,931 and 2 treasury shares represented by 393,312,793 book-entry shares of common stock and divided into four classes of shares (A, B, C and D), with a par value of

$

10 and 1 vote per share. These shares are fully subscribed,
paid-in
and authorized for stock exchange listing.
As of December 31, 2021, there are 3,764 Class A outstanding shares. As long as any Class A share remains outstanding, the affirmative vote of Argentine Government will be
required for: 1) mergers, 2) acquisitions of more than 50%

of the Company’s shares in an agreed or hostile bid, 3) transfers of all the YPF’s production and exploration rights, 4) the voluntary dissolution of YPF or 5) change of corporate and/or tax address outside the Argentine Republic. Items 3) and 4) will also require prior approval by the Argentine Congress.
Until the enactment of Law No. 26,741 detailed in the next paragraphs, Repsol S.A. (“Repsol”) had a participation in the Company, directly and indirectly, of approximately 57.43% shareholding while Petersen Energía S.A.U. and its affiliates exercised significant influence through a 25.46%

shareholding of YPF’s capital stock.
Law No. 26,741 enacted on May 4, 2012, changed YPF’s shareholding structure. The mentioned Law declared the class D Shares of YPF owned by Repsol S.A. as national public interest and subject to expropriation, its controlled or controlling entities, representing 51% of YPF’s equity.
In addition
,
Law 26,741
declared that achieving self-sufficiency in the supply of hydrocarbons as well as in the exploitation, industrialization, transportation and sale of hydrocarbons, shall be considered of national public interest and a priority for the Argentine Republic, with the goal of guaranteeing socially equitable economic development, job creation, the increase of the competitiveness of various economic sectors and the equitable and sustainable growth of the provinces and regions.

The shares subject to expropriation were distributed as follows: 51% for the Argentine federal government and 49% for certain Argentine Provinces.
The General Ordinary and Extraordinary Shareholders’ Meeting was held on April 30, 2021 and approved the financial statements of YPF for the fiscal year ended December 31, 2020, and additionally, approved the following resolution in relation to the allocation of retained earnings as of December 31, 2020: a) to completely eliminate the reserve for future dividends, the reserve for the purchase of treasury shares and the reserve for investments;
and
b) to partly absorb accumulated losses in retained earnings up to 13,184 against the amounts corresponding to the released reserves for up to such amount.